GOODWILL (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of reconciliation of changes in goodwill [abstract]
Disclosure of goodwill [Table Text Block]
	December 31, 2022	December 31, 2021
	$	$
Opening balance	11,108,422	-
Addition - PerceiveMD acquisition (Note 4)	-	1,672,233
Addition - Phyto BrandCo acquisition (Note 5)	-	9,436,189
Impairment - PerceiveMD	(1,672,233)	-
Closing balance	9,436,189	11,108,422

Disclosure of key assumptions used for the Licensed CGU [Table Text Block]
For the year ended December 31, 2022	Manufacturing CGU	PerceiveMD CGU

Terminal value growth rate	2%	2%
Tax rate	27%	27%
After-tax discount rate	20%	17.5%
Average annual growth rate	10%	2%
Gross margin	51%	21%